Related Party Transactions (Details) - USD ($)																																				1 Months Ended			3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Aug. 21, 2024	Jul. 31, 2024	Jun. 21, 2024	Jun. 12, 2024	Jun. 07, 2024	Apr. 21, 2024	Mar. 31, 2024	Mar. 20, 2024	Mar. 14, 2024	Feb. 07, 2024	Feb. 02, 2024	Jan. 05, 2024	Dec. 15, 2023	Nov. 07, 2023	Oct. 07, 2023	Sep. 06, 2023	Aug. 17, 2023	Aug. 07, 2023	Jul. 20, 2023	Jun. 07, 2023	May 07, 2023	May 02, 2023	Mar. 29, 2023	Mar. 28, 2023	Mar. 26, 2023	Mar. 22, 2023	Mar. 07, 2023	Mar. 06, 2023	Oct. 16, 2021	Sep. 13, 2021	Sep. 07, 2021	Sep. 01, 2021	Jul. 29, 2021	May 05, 2021	Apr. 30, 2021	Sep. 30, 2023	Jun. 30, 2023	Mar. 22, 2023	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 05, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 06, 2024	Jun. 05, 2024	Dec. 13, 2023	Oct. 11, 2023	Oct. 10, 2023	Sep. 07, 2023	Mar. 15, 2023
Related Party Transactions [Line Items]
Offering costs																																							$ (327,000)
Stock split																																										the Company effected a 1:1.1162791 stock split of Class B common stock			the Company effected a 1:1.1162791 stock split of Class B common stock
Sponsor Contributed capital																																										$ 1,090,000			$ 1,074,015
Exercise price (in Dollars per share)																	$ 1																						$ 11.5			$ 11.5			$ 11.5
Loan payable																																										$ 163,000			$ 163,000
Repaid amount																														$ 6,000	$ 157,000
Incurred amount																																								$ 45,000			90,000
Related party transaction									$ 1,090,000
Deferred compensation						$ 132,500																																				132,500
Service fees						$ 7,500																																							7,500
Aggregate fair value, shares (in Shares)							125,000
Aggregate fair value							$ 1,436,250
Aggregate fair value per share (in Dollars per share)							$ 11.49
Maximum borrowing capacity of related party promissory note																	$ 480,000
Sponsor advance																																							$ 485,000			485,000			420,000
Operating bank account																																																	$ 616,000	$ 616,000	$ 616,000
Operating expenses																																				$ 1,411,063	$ 4,448								1,415,512
Paid amount																																										(26,822)			195,000
Aggregate amount withdrew																																												$ 2,497,248
Aggregate amount for tax payments																																												1,447,889
Withdrawn amount from trust account for tax purposes																																												$ 1,049,359
Erroneously withdrawn from the Trust Account																									$ 1,049,359
Accrued interest																									24,656
Sponsor loan									150,000																																	375,000			$ 600,000
Number of securities called by each warrant (in Shares)																																													1
Trading period after completion of business combination																																													30 days
Due to related party																																							$ 0			0
Cash deposited in Trust Account	$ 10,381.6	$ 10,381.6			$ 20,000			$ 20,000		$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000																											1,196,026	80,000		$ 560,000
Due from related party, description																																													On July 20, 2023 and August 7, 2023, a total of $891,000 was transferred to the Sponsor from the operating bank account, of which a total of $616,000 was paid back on October 10, 2023, October 11, 2023 and December 13, 2023. Additionally, during the year ended December 31, 2023 the Sponsor paid operating expenses on behalf of the Company with a total value of $80,000 which has been netted against the amount owed.
Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Warrants to sponsor (in Shares)																											8,700,000																		8,700,000
Exercise price (in Dollars per share)																	$ 1										$ 1																		$ 1
Proceeds from warrants																																										$ 8,700,000			$ 8,700,000
Warrant [Member]
Related Party Transactions [Line Items]
Public offering price per share (in Dollars per share)																	$ 1
Warrants to sponsor (in Shares)																																													8,700,000
Debt instrument conversion price per warrant (in Dollars per share)																																													$ 1
Warrant [Member] | Working Capital Loan [Member]
Related Party Transactions [Line Items]
Debt instrument conversion price per warrant (in Dollars per share)																																							$ 1			$ 1
Previously Reported [Member]
Related Party Transactions [Line Items]
Incurred amount																																													$ 180,000	180,000
Common Stock [Member]
Related Party Transactions [Line Items]
Public offering price per share (in Dollars per share)																$ 0.02																													$ 0.02
Founder shares, par value (in Dollars per share)			$ 1
Cash deposited in Trust Account																																													$ 20,000
Founder Shares [Member]
Related Party Transactions [Line Items]
Transferred shares (in Shares)																																										1,350,000
Forfeit founder shares (in Shares)																																										900,000
Percentage of issued shares																																										20.00%
Percentage of outstanding shares																																										20.00%
Promissory Note [Member]
Related Party Transactions [Line Items]
Sponsor advance																	$ 480,000
Promissory Note [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Cover expenses																																			$ 300,000
Working Capital Loans [Member]
Related Party Transactions [Line Items]
Working capital loans convertible into warrants																																										$ 1,500,000			1,500,000
Related Party [Member]
Related Party Transactions [Line Items]
Due to related party																																					$ 159,500			$ 159,500			$ 159,500		225,000
Services Agreement [Member]
Related Party Transactions [Line Items]
Due to related party																																													160,000	40,000
Sponsor [Member]
Related Party Transactions [Line Items]
Offering costs																																		$ 25,000
Public offering price per share (in Dollars per share)																												$ 0.04
Sponsor Contributed capital																											$ 100,000														$ 100,000
Loan payable																																			$ 163,000										163,000
Repaid amount																															$ 157,000
Expenses per month																																$ 10,000
Incurred amount																																							$ 30,000			60,000
Related party transaction																		$ 891,000	$ 891,000
Sponsor advance									$ 375,000
Deposit																																							450,000			450,000										$ 20,000	$ 1,049,359
Operating expenses																																													80,000
Outstanding from Sponsor																																							$ 209,015			$ 209,015			$ 1,074,015
Additional deposited amount																									$ 36,285
Cash deposited in Trust Account																												$ 80,000
Sponsor [Member] | Services Agreement [Member]
Related Party Transactions [Line Items]
Expenses per month																																$ 10,000
Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Warrants to sponsor (in Shares)																											1,200,000																		1,200,000
Sponsor [Member] | Previously Reported [Member]
Related Party Transactions [Line Items]
Cash deposited in Trust Account																																													$ 400,000
Sponsor [Member] | Common Stock [Member]
Related Party Transactions [Line Items]
Public offering price per share (in Dollars per share)																																							$ 0.04			$ 0.04
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Repaid amount																														$ 6,000
Sponsor [Member] | Services Agreement [Member]
Related Party Transactions [Line Items]
Incurred amount																																													$ 120,000	120,000
Founder Shares [Member]
Related Party Transactions [Line Items]
Issuance of shares (in Shares)																																		6,181,250
Public offering price per share (in Dollars per share)																																	$ 0.0001
Transferred shares (in Shares)																																													1,350,000
Closing price per share (in Dollars per share)																																										$ 12
Restrictions on transfer period of time after business combination completion																																													1 year
Related Party [Member]
Related Party Transactions [Line Items]
Due to related party																																							$ 864,500			$ 864,500			$ 805,000	85,000
Deposit																																							80,000			80,000
Outstanding from Sponsor																																							168,178			168,178			195,000	0
Due to related party																																													$ 225,000	45,000
Founder [Member]
Related Party Transactions [Line Items]
Issuance of shares (in Shares)																																		6,181,250
Forfeit founder shares (in Shares)																																													900,000
Closing price per share (in Dollars per share)																																													$ 12
Founder shares, par value (in Dollars per share)																																		$ 0.0001
Percentage of issued and outstanding shares																																													20.00%
Threshold period after the business combination																																													150 days
Due To Related Party [Member]
Related Party Transactions [Line Items]
Due to related party																																													$ 420,000	$ 0
Services Agreement [Member]
Related Party Transactions [Line Items]
Incurred amount																																							24,500			69,500
Sponsor share (in Shares)			125,000	125,000
Due to related party																																							220,000			220,000			160,000
Board of Directors [Member]
Related Party Transactions [Line Items]
Incurred amount																																							$ 22,500			67,500
Related party transaction																																										$ 15,000			$ 15,000
Deposit																					$ 80,000	$ 80,000		$ 80,000
Cash deposited in Trust Account																					$ 80,000	$ 80,000		$ 80,000
Class B Common Stock [Member]
Related Party Transactions [Line Items]
Shares exchanged (in Shares)																										5,100,000												5,100,000
Common stock shares outstanding (in Shares)																																							900,000			900,000			900,000	6,000,000
Class B Common Stock [Member] | Common Stock [Member]
Related Party Transactions [Line Items]
Offering costs
Class B Common Stock [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Shares forfeited (in Shares)																													900,000
Class B Common Stock [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Issuance of shares (in Shares)																																	6,900,000
Class B Common Stock [Member] | Founder [Member]
Related Party Transactions [Line Items]
Common stock shares outstanding (in Shares)																																	6,900,000
Forfeiture of founder Shares (in Shares)																													900,000
Class A Common Stock [Member]
Related Party Transactions [Line Items]
Public offering price per share (in Dollars per share)																																																$ 0.0001
Exercise price (in Dollars per share)																															$ 11.5								$ 18			$ 18
Common stock shares outstanding (in Shares)																																							5,619,080			5,619,080			6,100,945
Class A Common Stock [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Exercise price (in Dollars per share)																																							$ 11.5			$ 11.5			$ 11.5
Class A Common Stock [Member] | Common Stock [Member]
Related Party Transactions [Line Items]
Offering costs
Private Placement [Member]
Related Party Transactions [Line Items]
Warrants to sponsor (in Shares)																											7,500,000												7,500,000			7,500,000			7,500,000
Private Placement [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Exercise price (in Dollars per share)																																													$ 1
Proceeds from warrants																																													$ 8,700,000
IPO [Member]
Related Party Transactions [Line Items]
Issuance of shares (in Shares)																															24,000,000
Public offering price per share (in Dollars per share)																				$ 0.02																			$ 10.05			$ 10.05			$ 10.05
Deposit																				$ 20,000
Founder shares, par value (in Dollars per share)	$ 0.02	$ 0.02																																													$ 0.02
Cash deposited in Trust Account																$ 20,000				$ 20,000																									$ 241,200,000
IPO [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Deposit																																							$ 20,000			$ 20,000
IPO [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Public offering price per share (in Dollars per share)																				$ 0.02
Due to related party																																							$ 485,000			$ 485,000			$ 420,000
IPO [Member] | Class A Common Stock [Member]
Related Party Transactions [Line Items]
Issuance of shares (in Shares)																															24,000,000
Transferred shares (in Shares)																							2,376,000																						2,376,000